Investment Objectives and Goals - Roundhill WeeklyPay™ Universe ETF	Sep. 03, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill WeeklyPay™ Universe ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to track the total return performance, before fees and expenses, of the Roundhill WeeklyPay™ Universe Index (the “Index”).